Discontinued Operations (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating revenues	$ 0	$ 0		$ 0	$ 0
Net loss from discontinued operations	(186,000)	(356,000)		(228,000)	(6,868,000)
VLCC Mayfair [Member]
Net gain on sale of vessels	0	31,000		0	31,000
Impairment loss on vessels	0	0	(5,300,000)	0	(5,342,000)
Proceeds from sale of vessels			$ 16,900,000